Employee Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2015
Compensation and Retirement Disclosure [Abstract]
Summary of employee benefit plan costs
Our share of pension and postretirement costs and defined contribution plan costs was as follows (in thousands):

	Year Ended December 31, (a)
	2015	2014	2013
Pension and postretirement costs	$54	$126	$1,052
Defined contribution plan costs	45	111	391

(a) Financial information has been retrospectively adjusted for the acquisition of the Meraux and Three Rivers Terminal Services Business.